Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

February 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Capital Growth Fund, Deutsche Core Equity Fund, Deutsche Mid Cap Growth Fund, Deutsche Small Cap Core Fund, Deutsche Small Cap Growth Fund and Deutsche CROCI® U.S. Fund (the “Funds”), each a series of Deutsche Investment Trust (the “Trust”); (Reg. Nos. 002-13628; 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on January 28, 2016.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.